Debt - Senior Secured Debt (Detail) - USD ($)				6 Months Ended	12 Months Ended
	Mar. 28, 2017	Feb. 14, 2017	May 03, 2016	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018	Feb. 28, 2017	May 02, 2016	Dec. 31, 2015	May 23, 2013
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount					$ 0	$ 17,934,000
Senior secured debt					32,804,000	53,638,000	$ 34,659,000
Cash and cash equivalents				$ 42,261,000	25,961,000	9,866,000	33,044,000			$ 2,789,000
Restricted cash					$ 500,000		500,000
Series AB Preferred Stock | Restructured debt
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount			$ 2,100,000
Number of shares issued upon conversion of debt, shares			1,660,530
Series A preferred stock | Preferred Stock | CRG conversion
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt, shares	2,500,000			2,500,000	2,500,000
CRG Term Loan
Debt Instrument [Line Items]
Debt interest rate, stated percentage									11.00%		11.00%
CRG Term Loan | Restructured debt
Debt Instrument [Line Items]
Senior secured debt			$ 50,000,000
CRG Term Loan | Restructured debt | Common Stock
Debt Instrument [Line Items]
Number of shares converted			256,744
Term loan | CRG conversion
Debt Instrument [Line Items]
Principal balance converted	$ 25,000,000			$ 25,000,000	$ 25,000,000
Term loan | Debt conversion CRG and WCAS
Debt Instrument [Line Items]
Principal balance converted		$ 27,500,000
Conversion rate (usd per share)	$ 10
Term loan | CRG Term Loan | Restructured debt
Debt Instrument [Line Items]
Debt interest rate, stated percentage			11.00%
Minimum cash balance covenant					5,000,000		5,000,000.0	$ 2,000,000
Term loan | CRG Term Loan | Restructured debt | Common Stock
Debt Instrument [Line Items]
Number of shares converted			4,649,859
Term loan | CRG Term Loan | Series AB Preferred Stock | Restructured debt
Debt Instrument [Line Items]
Outstanding accrued interest and prepayment premium conversion, converted amount			$ 16,500,000
Number of shares issued upon conversion of debt, shares			8,609,824
Cash interest | CRG Term Loan
Debt Instrument [Line Items]
Debt interest rate, stated percentage									7.50%		7.50%
Payment-in-kind (PIK) interest
Debt Instrument [Line Items]
Senior secured debt					$ 7,929,000	$ 3,852,000	$ 9,775,000
Payment-in-kind (PIK) interest | CRG Term Loan
Debt Instrument [Line Items]
Debt interest rate, stated percentage									3.50%		3.50%